Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		9 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
REVENUE		$ 87,390,942	$ 113,604,670
OPERATING COST AND EXPENSES
Cost of revenue		(41,358,663)	(55,247,296)
Research and development expenses		(4,250,977)	(3,735,477)
Selling and marketing expenses		(36,628,917)	(45,599,043)
General and administrative expenses		(3,137,638)	(2,931,499)
INCOME FROM OPERATIONS		2,014,747	6,091,355
OTHER INCOME (EXPENSES):
Share of net loss from equity investees		(7,800)	(29,321)
Interest income		428,060	203,087
Other income, net		48,904	29,826
Total other income, net		469,164	203,592
INCOME BEFORE PROVISION FOR INCOME TAXES		2,483,911	6,294,947
INCOME TAXES (EXPENSES) BENEFITS		(169,171)	(254,553)
Net income		2,314,740	6,040,394
Less: net income attributable to non-controlling interests		(62,407)	346,503
NET INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC.’S SHAREHOLDERS		2,377,147	5,693,891
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment, net of tax		181,529	110,042
TOTAL COMPREHENSIVE INCOME		2,496,269	6,150,436
Less: total comprehensive (loss) income attributable to non-controlling interests		(62,469)	346,532
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO GAMEHAUS’ SHAREHOLDERS		$ 2,558,738	$ 5,803,904
BASIC AND DILUTED EARNINGS PER SHARE:
Basic		$ 0.04	$ 0.11
Diluted		$ 0.04	$ 0.11
Weighted average shares outstanding used in calculating basic and diluted income per share
Basic	[1]	53,569,358	50,000,000
Diluted	[1]	53,569,358	50,000,000
Gamehaus Inc [Member]
REVENUE				$ 145,236,749	$ 168,156,906
OPERATING COST AND EXPENSES
Cost of revenue				(70,658,025)	(71,374,290)
Research and development expenses				(4,788,467)	(5,485,627)
Selling and marketing expenses				(57,685,521)	(85,331,774)
General and administrative expenses				(3,756,679)	(2,814,455)
INCOME FROM OPERATIONS				8,348,057	3,150,760
OTHER INCOME (EXPENSES):
Share of net loss from equity investees				(4,594)	(23,982)
Interest income				357,623	212,891
Other income, net				19,982	675,749
Total other income, net				373,011	864,658
INCOME BEFORE PROVISION FOR INCOME TAXES				8,721,068	4,015,418
INCOME TAXES (EXPENSES) BENEFITS				(130,307)	78,743
Net income				8,590,761	4,094,161
Less: net income attributable to non-controlling interests				342,339	304,348
NET INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC.’S SHAREHOLDERS				8,248,422	3,789,813
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment, net of tax				(106,429)	(1,954,899)
TOTAL COMPREHENSIVE INCOME				8,484,332	2,139,262
Less: total comprehensive (loss) income attributable to non-controlling interests				342,613	306,145
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO GAMEHAUS’ SHAREHOLDERS				$ 8,141,719	$ 1,833,117
BASIC AND DILUTED EARNINGS PER SHARE:
Basic				$ 0.05	$ 0.03
Diluted				$ 0.05	$ 0.03
Weighted average shares outstanding used in calculating basic and diluted income per share
Basic				150,146,187	150,146,187
Diluted				150,146,187	150,146,187

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.